Segment Information - Summary of Reportable Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Reporting Information [Line Items]
Total net revenues	¥ 3,393,414	$ 464,896	¥ 3,414,774	¥ 3,706,122
Total cost of revenues	(776,236)	(106,344)	(901,455)	(1,187,370)
Impairment of goodwill	(403,076)	$ (55,221)	(354,039)	0
Segment (loss) income from operations	(627,332)		(781,556)	(539,338)
Operating Segments
Segment Reporting Information [Line Items]
Total net revenues	3,393,414		3,414,774	3,706,122
Total cost of revenues	(776,236)		(901,455)	(1,187,370)
Advertising, marketing and commission expenses	(1,747,401)		(1,677,149)	(1,453,353)
Impairment of goodwill	(403,076)		(354,039)
Other expenses	(1,094,033)		(1,263,687)	(1,604,737)
Segment (loss) income from operations	(627,332)		(781,556)	(539,338)
Color Cosmetics Brands
Segment Reporting Information [Line Items]
Impairment of goodwill	(5,266)
Color Cosmetics Brands | Operating Segments
Segment Reporting Information [Line Items]
Total net revenues	1,968,350		1,973,726	2,415,500
Total cost of revenues	(488,394)		(574,995)	(836,706)
Advertising, marketing and commission expenses	(1,003,978)		(993,920)	(980,484)
Impairment of goodwill	(5,266)
Other expenses	(656,131)		(756,958)	(1,075,308)
Segment (loss) income from operations	(185,419)		(352,147)	(476,998)
Skincare Brands
Segment Reporting Information [Line Items]
Impairment of goodwill	(397,810)		(354,039)
Skincare Brands | Operating Segments
Segment Reporting Information [Line Items]
Total net revenues	1,393,259		1,383,578	1,241,528
Total cost of revenues	(269,185)		(292,305)	(321,298)
Advertising, marketing and commission expenses	(743,423)		(683,229)	(472,869)
Impairment of goodwill	(397,810)		(354,039)
Other expenses	(431,560)		(485,273)	(510,456)
Segment (loss) income from operations	(448,719)		(431,268)	(63,095)
Others | Operating Segments
Segment Reporting Information [Line Items]
Total net revenues	31,805		57,470	49,094
Total cost of revenues	(18,657)		(34,155)	(29,366)
Other expenses	(6,342)		(21,456)	(18,973)
Segment (loss) income from operations	¥ 6,806		¥ 1,859	¥ 755